Document and Entity Information	Oct. 04, 2022
Cover [Abstract]
Entity Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Amendment Flag	false
Entity Central Index Key	0000042582
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 04, 2022
Entity Incorporation State Country Code	OH
Entity File Number	1-1927
Entity Tax Identification Number	34-0253240
Entity Address, Address Line One	200 Innovation Way
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44316-0001
City Area Code	(330)
Local Phone Number	796-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Without Par Value
Trading Symbol	GT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false